Related Party Agreements and Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Revenue from Related Parties
Revenue received from related parties related to service and product sales were as follows:

(In millions)	2015	2014	2013
Service revenue
MPC	$593	$662	$586
Rental income
MPC	$101	$15	$15
Product sales
MPC	$1	$—	$—

Summary of Fees Received for Operating Pipelines for Related Parties Included in Other Income - Related Parties
The revenue received for operating pipelines for related parties included in Other income-related parties on the Consolidated Statements of Income were as follows:

(In millions)	2015	2014	2013
MPC	$68	$39	$27
Centennial	1	1	1
Ohio Gathering	2	—	—
Total	$71	$40	$28

Schedule of Entity Wide Information Allocated Related Party Omnibus Agreement Costs by Income Stmt Line
MPC provides executive management services and certain general and administrative services to the Partnership under the terms of the omnibus agreement. Expenses incurred under these agreements are shown in the table below by the income statement line where they were recorded. Charges for services included in Purchases-related parties primarily relate to services that support the Partnership’s operations and maintenance activities, as well as compensation expenses. Charges for services included in General and administrative expenses primarily relate to services that support the Partnership’s executive management, accounting and human resources activities. These charges were as follows:

(In millions)	2015	2014	2013
Purchases - related parties	$30	$30	$27
General and administrative expenses	46	46	46
Total	$76	$76	$73

Summary of Related Party Costs Added to Property, Plant and Equipment
, some service costs related to engineering services are associated with assets under construction. These costs added to Property, plant and equipment were as follows:

(In millions)	2015	2014	2013
MPC	$13	$8	$8

Summary of Allocated Related Party Employee Benefit Costs by Income Statement Line Item

(In millions)	2015	2014	2013
Purchases - related parties	$136	$123	$124
General and administrative expenses	22	24	16
Total	$158	$147	$140

Receivables from Related Parties	Receivables from related parties were as follows:

	December 31,
(In millions)	2015	2014
MPC	$175	$41
Centennial	1	—
Jefferson Dry Gas	2	—
MarkWest Utica EMG	4	—
Ohio Gathering	5	—
Total	$187	$41

Schedule of Long Term Receivables with Related Parties	Long-term receivables related to reimbursements from the MarkWest Merger to be provided by MPC for the conversion of Class B units were as follows:

	December 31,
(In millions)	2015	2014
MPC	$25	$—

Payables to Related Parties	Payables to related parties were as follows:

	December 31,
(In millions)	2015	2014
MPC	$33	$20
MarkWest Utica EMG	21	—
Total	$54	$20

Schedule Of Related Party Deferred Revenue Table
The deferred revenue-related parties associated with the minimum volume deficiencies and project reimbursements were as follows:

	December 31,
(In millions)	2015	2014
Minimum volume deficiencies - MPC	$36	$30
Project reimbursements - MPC	5	5
Total	$41	$35